Financial Instruments - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Financial Liabilities
Bank loans	€ 510	€ 229	€ 536
RCAs liability	3,140	4,484
Financial Assets
Non-current trade receivables	1,743	2,432
Other non-current assets	215	257
Short-term investments	9,197	0
Cash and cash equivalents	40,542	39,338	€ 23,253	€ 48,357
Financial liabilities at amortised cost [member]
Financial Liabilities
Bank loans	510	229
Lease liabilities	1,136	4,134
RCAs liability	3,140	4,484
Trade payables and other current liabilities	5,916	6,969
Total	10,702	15,759
Loans and receivables [member]
Financial Assets
Non-current trade receivables	1,743	2,432
Other non-current assets	215	257
Trade and other receivables		558
Trade receivables and other current assets	367
Short-term investments	9,197	0
Cash and cash equivalents	40,542	39,338
Total	52,065	42,586
At fair value [member]
Financial Liabilities
Bank loans	510	229
Lease liabilities	1,136	4,134
RCAs liability	3,140	4,484
Trade payables and other current liabilities	5,916	6,969
Total	10,702	15,759
Financial Assets
Non-current trade receivables	1,743	2,432
Other non-current assets	215	257
Trade and other receivables		558
Trade receivables and other current assets	367
Short-term investments	9,197	0
Cash and cash equivalents	40,542	39,338
Total	€ 52,065	€ 42,586